Related parties	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Related parties
Related parties
Identity of related parties
The Group has a related party relationship with its subsidiaries (see Note 23) and equity-accounted investees (see Note 25) and with its directors and executive officers (see Note 22).
Transactions with key management personnel
The total amount of the remuneration paid to all non-executive directors for their services as members of the board and committees (if applicable) is as follows:

(in thousands of EUR)	2017	2016	2015
Total remuneration	1,015	1,145	1,591

The Remuneration Committee annually reviews the remuneration of the members of the Executive Committee. The remuneration (excluding the CEO) consists of a fixed and a variable component and can be summarized as follows:

(in thousands of EUR)	2017	2016	2015
Total fixed remuneration	1,176	1,175	1,176
of which
Cost of pension	35	35	35
Other benefits	58	57	57

Total variable remuneration	1,331	1,042	2,392
of which
Share-based payments	597	351	1,010

All amounts mentioned refer to the Executive Committee in its official composition throughout 2017.
The remuneration of the CEO can be summarized as follows:

(in thousands of GBP)	2017	2016	2015
Total fixed remuneration	407	405	405
of which
Cost of pension	—	—	—
Other benefits	13	11	11

Total variable remuneration	528	437	863
of which
Share-based payments	233	171	333

Within the framework of a stock option plan, the board of directors has granted on December 16, 2013 options on its 1,750,000 treasury shares to the members of the Executive Committee for no consideration but with conditions (see Note 22). 525,000 options were granted to the CEO and 1,225,000 options were granted to the other members of the Executive Committee. The exercise price of the options is EUR 5.7705. All of the beneficiaries have accepted the options granted to them. In 2016 the Company bought back 692,415 shares and delivered 116,667 shares upon the exercise of share options. In 2017 Euronav did not buy back or dispose of any own shares. At the date of this report all of the remaining options are vested. In addition, the board of directors has granted on February 12, 2015 236,590 options and 65,433 restricted stock units within the framework of a long term incentive plan. Vested stock options may be exercised until 13 years after the grant date. On February 2, 2016, the board of directors granted 54,616 phantom stock units within the framework of an additional long term incentive plan. Each unit gives a conditional right to receive an amount of cash equal to the fair market value of one share of the company on the settlement date. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award (see Note 22). On February 9, 2017 the board of directors granted 66,449 phantom stock units within the framework of an additional long term incentive plan. Each unit gives a conditional right to receive an amount of cash equal to the fair market value of one share of the company on the settlement date. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award (see Note 22).
Relationship with CMB
In 2004, Euronav split from Compagnie Maritime Belge (CMB). CMB renders some administrative and general services to Euronav. In 2017 CMB invoiced a total amount of USD 34,928 (2016: USD 17,731 and 2015: USD 0).
Properties
The Group leases office space in Belgium from Reslea N.V., an entity jointly controlled by CMB and Exmar. Under this lease, the Group paid an annual rent of USD [179,079] in 2017 (2016: USD 175,572 and 2015: USD 178,104). This lease expires on August 31, 2021.
The Group leases office space, through our subsidiary Euronav Ship Management Hellas, in Piraeus, Greece, from Nea Dimitra Ktimatiki Kai Emporik S.A., an entity controlled by Ceres Shipping. Mr. Livanos, a former member of our board acting as permanent representative of TankLog until his resignation on December 3, 2015, is the Chairman and sole shareholder of Ceres Shipping. Under this lease, the Group paid an annual rent of USD 183,766 in 2017 (2016: USD 199,873 and 2015: USD 184,791). This lease expires on December 31, 2017.
The Group subleases office space in its London, United Kingdom office, through its subsidiary Euronav (UK) Agencies Limited, pursuant to sublease agreements, dated September 25, 2014, with GasLog Services UK Limited and Unisea Maritime Limited, both parties related to Peter Livanos. Under these subleases, the Company received in 2017 a rent of USD 416,995 (2016: USD 443,643 and 2015: USD 495,507). This sublease expires on April 27, 2023.
The Company also subleases office space in its London, United Kingdom office, through its subsidiary Euronav (UK) Agencies Limited, pursuant to a sublease agreement, dated 25 September 2014, with Tankers (UK) Agencies Limited, a 50-50 joint venture with International Seaways. Under this sublease, the Company received in 2017 a rent of USD 218,894 (2016: USD 232,882 and 2015: USD 260,108). This sublease expires on April 27, 2023.
Registration Rights
On January 28, 2015 the Group entered into a registration rights agreement with companies affiliated with our former Chairman, Peter Livanos, or the Ceres Shareholders, and companies affiliated with our former Vice Chairman, Marc Saverys, or the Saverco Shareholders.
Pursuant to the registration rights agreement, each of the Ceres Shareholders as a group and the Saverco Shareholders as a group will be able to piggyback on the others' demand registration. The Ceres Shareholders and the Saverco Shareholders are only treated as having made their request if the registration statement for such shareholder group's shares is declared effective. Once we are eligible to do so, commencing 12 calendar months after the Ordinary Shares have been registered under the Exchange Act, the Ceres Shareholders and the Saverco Shareholders may require us to file shelf registration statements permitting sales by them of ordinary shares into the market from time to time over an extended period. The Ceres Shareholders and the Saverco Shareholders can also exercise piggyback registration rights to participate in certain registrations of ordinary shares by us. All expenses relating to the registrations, including the participation of our executive management team in two marketed roadshows and a reasonable number of marketing calls in connection with one-day or overnight transactions, will be borne by us. The registration rights agreement also contains provisions relating to indemnification and contribution. There are no specified financial remedies for non-compliance with the registration rights agreement. At December 31, 2017, no rights were exercised by any of the parties under the registration rights agreement.
Transactions with subsidiaries and joint ventures
The Group has supplied funds in the form of shareholder's advances to some of its joint ventures at pre-agreed conditions which are always similar for the other party involved in the joint venture in question (see below and Note 25).
On 20 May, 2016, the Group announced that it had agreed with Bretta Tanker Holdings Inc. ("Bretta") to terminate its Suezmax joint ventures and to enter into a share swap and claims transfer agreement. The joint ventures covered four Suezmax vessels: the Captain Michael (2012 - 157,648 dwt), the Maria (2012 - 157,523 dwt), the Eugenie (2010 - 157,672 dwt) and the Devon (2011 - 157,642 dwt). Euronav assumed full ownership of the two companies owning the two youngest vessels, the Captain Michael and the Maria, and Bretta assumed full ownership of the two companies owning the Eugenie and the Devon (see Note 24).
Balances and transactions between the Group and its subsidiaries have been eliminated on consolidation and are not disclosed in this note. Details of outstanding balances and transactions between the Group and its joint ventures are disclosed below:

As of end for the year ended December 31, 2016
(in thousands of USD)	Trade receivables	Trade payables	Shareholders Loan	Turnover	Dividend Income
TI Africa Ltd	241	—	137,615	360	—
TI Asia Ltd	303	—	65,897	360	—
Fiorano Shipholding Ltd	—	—	—	265	—
Fontvieille Shipholding Ltd	—	—	—	249	—
Larvotto Shipholding Ltd	—	—	—	275	—
Moneghetti Shipholding Ltd	—	—	—	287	—
Great Hope Enterprises Ltd	—	—	—		28
Kingswood Co. Ltd	—	—	—		23,450
Total	544	—	203,512	1,796	23,478

As of end for the year ended December 31, 2017
(in thousands of USD)	Trade receivables	Trade payables	Shareholders Loan	Turnover	Dividend Income

TI Africa Ltd	30	50	100,115	372	—
TI Asia Ltd	130	—	62,647	372	—
Kingswood Co. Ltd	—	—	—	—	1,250
Tankers Agencies (UK) Ltd	134	137	—	—	—
Total	294	187	162,762	744	1,250

Guarantees
The Group provided guarantees to financial institutions that provided credit facilities to joint ventures of the Group. As of December 31, 2016, the total amount outstanding under these credit facilities was USD 75.3 million, of which the Group guaranteed USD 37.7 million. As of December 31, 2017, these credit facilities and the related guarantees had expired (see Note 25).